FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21242

Nuveen Quality Preferred Income Fund 3

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

Gifford R. Zimmerman – Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: July 31

Date of reporting period: June 30, 2012

Item 1. Proxy Voting Record

Nuveen Quality Preferred Income Fund 3

Company Name	Ticker	Security ID	Country	Meeting Date	Meeting Type	Proponent	Item Number	Proposal	Management Recommendation	Vote Instruction
BlackRock Credit Allocation Income Trust II, Inc.	PSY	09255H105	USA	28-Jul-11	Annual	Management	1.1	Elect Director Paul L. Audet	For	For
						Management	1.2	Elect Director Michael J. Castellano	For	For
						Management	1.3	Elect Director Richard E. Cavanagh	For	For
						Management	1.4	Elect Director Frank J. Fabozzi	For	For
						Management	1.5	Elect Director Kathleen F. Feldstein	For	For
						Management	1.6	Elect Director James T. Flynn	For	For
						Management	1.7	Elect Director Henry Gabbay	For	For
						Management	1.8	Elect Director Jerrold B. Harris	For	For
						Management	1.9	Elect Director R. Glenn Hubbard	For	For
						Management	1.10	Elect Director W. Carl Kester	For	For
						Management	1.11	Elect Director Karen P. Robards	For	For
John Hancock Preferred Income Fund III	HPS	41021P103	USA	20-Jan-12	Annual	Management	1.1	Elect Director Stanley Martin	For	For
						Management	1.2	Elect Director John A. Moore	For	For
						Management	1.3	Elect Director John G. Vrysen	For	For
Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated	FFC	338478100	USA	19-Apr-12	Annual	Management	1.1	Elect Director Morgan Gust	For	For
						Management	1.2	Elect Director Karen H. Hogan	For	For
						Management	2	Approve Change of Fundamental Investment Policy Relating to Concentration of Investments in the Banking Industry	For	For
						Management	3	Approve Change of Fundamental Investment Policy Relating to Concentration of Investments in the Utilities Industry	For	For
Wachovia Preferred Funding Corp.	WNA.P	92977V206	USA	08-May-12	Annual	Management	1.1	Elect Director James E. Alward	For	For
						Management	1.2	Elect Director Howard T. Hoover	For	For
						Management	1.3	Elect Director Charles F. Jones	For	For
						Management	1.4	Elect Director Michael J. Loughlin	For	For

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Quality Preferred Income Fund 3

By	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman – Chief Administrative Officer

Date

August 29, 2012